Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP® – TCW Core Plus Bond Fund-Class 1 | U.S. Treasury 06/30/2030 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | U.S. Treasury 05/15/2055 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | U.S. Treasury 06/30/2032 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Uniform Mortgage-Backed Security TBA 07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Federal National Mortgage Association 04/01/2052 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Government National Mortgage Association TBA 07/21/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Government National Mortgage Association TBA 07/21/2055 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Uniform Mortgage-Backed Security TBA 07/14/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – TCW Core Plus Bond Fund-Class 1 | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | U.S. Treasury 06/30/2030 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | U.S. Treasury 05/15/2055 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | U.S. Treasury 06/30/2032 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Uniform Mortgage-Backed Security TBA 07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Federal National Mortgage Association 04/01/2052 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Government National Mortgage Association TBA 07/21/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Government National Mortgage Association TBA 07/21/2055 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Uniform Mortgage-Backed Security TBA 07/14/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – TCW Core Plus Bond Fund-Class 2 | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%